5 Cash and cash equivalents (Details Narrative) - Foreign Market [Member] - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash	[1]	R$ 2,289,736	R$ 2,181,229
Cash equivalents	[1]	2,537,464	1,564,112
Braskem Idsea [Member]
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash		598,591	963,357
Cash equivalents		R$ 418,644	R$ 963,357

[1]	On December 31, 2019, it includes cash of R$598,591 and R$418,644 of cash equivalents (R$963,357 on December 31, 2018) of the subsidiary Braskem Idesa, which cannot be used by the other subsidiaries of the Company.